Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Restricted Cash
Note 5.	Restricted Cash

At December 31, 2011, the Company had restricted cash of $9.1 million (December 31, 2010 – $7.4 million). The balance of $9.1 million (December 31, 2010 – nil) relates to cash collateralization of development letters of credit and nil (December 31, 2010 – $7.4 million) relates to cash collateralization of a total return swap transaction.